Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets, Amortized cost	R$ 1,442,369	R$ 425,076
Financial assets measured at FVTPL	896	8,837
Total financial assets	1,443,265	433,913
Financial liabilities
Financial liabilities, Amortized cost	1,018,940	198,613
Financial liabilities measured at FVTPL	535	5,392
Total financial liabilities	1,019,475	204,005
Suppliers and other payables
Financial liabilities
Financial liabilities, Amortized cost	33,566	15,312
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	33,566	15,312
Loans and borrowings
Financial liabilities
Financial liabilities, Amortized cost	788,709	89,230
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	788,709	89,230
Lease liabilities
Financial liabilities
Financial liabilities, Amortized cost	81,888	75,228
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	81,888	75,228
Accounts payable for business combination
Financial liabilities
Financial liabilities, Amortized cost	85,726
Financial liabilities measured at FVTPL	0
Total financial liabilities	85,726
Derivatives
Financial liabilities
Financial liabilities, Amortized cost	0	0
Financial liabilities measured at FVTPL	535	5,392
Total financial liabilities	535	5,392
Contract liabilities
Financial liabilities
Financial liabilities, Amortized cost	13,722	9,987
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	13,722	9,987
Other liabilities
Financial liabilities
Financial liabilities, Amortized cost	15,329	8,856
Financial liabilities measured at FVTPL	0	0
Total financial liabilities	15,329	8,856
Cash and cash equivalents
Financial assets
Financial assets, Amortized cost	135,727	162,827
Financial assets measured at FVTPL	0	0
Total financial assets	135,727	162,827
Financial investments
Financial assets
Financial assets, Amortized cost	798,786
Financial assets measured at FVTPL	0
Total financial assets	798,786
Trade receivables
Financial assets
Financial assets, Amortized cost	340,519	196,256
Financial assets measured at FVTPL	0	0
Total financial assets	340,519	196,256
Contract assets
Financial assets
Financial assets, Amortized cost	134,388	50,625
Financial assets measured at FVTPL	0	0
Total financial assets	134,388	50,625
Derivatives
Financial assets
Financial assets, Amortized cost	0	0
Financial assets measured at FVTPL	896	8,837
Total financial assets	896	8,837
Other assets
Financial assets
Financial assets, Amortized cost	32,949	15,368
Financial assets measured at FVTPL	0	0
Total financial assets	R$ 32,949	R$ 15,368